Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Schedule of Current and Deferred Income Tax Expense (Benefit)

	2009	2010	2011
	(in millions)
Current:
Domestic	¥27,180	¥36,993	¥52,982
Foreign	114,259	53,659	70,292

Total	141,439	90,652	123,274

Deferred:
Domestic	(293,849)	297,989	299,725
Foreign	(107,518)	18,399	16,901

Total	(401,367)	316,388	316,626

Income tax expense (benefit)	(259,928)	407,040	439,900
Income tax expense (benefit) reported in equity relating to:
Investment securities	(585,322)	350,507	(193,657)
Derivatives qualifying for cash flow hedges	2,725	(3,295)	(2,250)
Pension liability adjustments	(288,856)	157,720	(69,139)
Foreign currency translation adjustments	(15,004)	2,594	2,007

Total	(886,457)	507,526	(263,039)

Total	¥(1,146,385)	¥914,566	¥176,861

Reconciliation of Effective Income Tax Rate

	2009	2010	2011
Combined normal effective statutory tax rate	40.6%	40.6%	40.6%
Nondeductible expenses	(0.2)	0.2	0.3
Dividends from foreign subsidiaries	(0.3)	0.0	0.1
Foreign tax credit and payments	(0.7)	0.7	3.3
Lower tax rates applicable to income of subsidiaries	0.0	(0.7)	(0.6)
Change in valuation allowance	(2.3)	(5.8)	10.6
Realization of previously unrecognized tax effects of subsidiaries	(1.7)	(0.9)	(3.7)
Nontaxable dividends received	0.4	(0.1)	(2.7)
Impairment of goodwill	(19.5)	0.0	0.0
Undistributed earnings of subsidiaries	(1.5)	(1.6)	(1.5)
Tax and interest expense for uncertainty in income taxes	(1.0)	0.6	0.2
Expiration of loss carryforward	(0.6)	0.2	6.4
Other—net	1.5	(1.5)	(0.5)

Effective income tax rate	14.7%	31.7%	52.5%

Significant Components of Deferred Tax Assets and Liabilities

	2010	2011
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥902,282	¥887,531
Operating loss carryforwards	518,948	259,183
Loans	12,746	2,785
Accrued liabilities and other	397,255	438,045
Premises and equipment, including sale-and-leaseback transactions	128,158	126,905
Derivative financial instruments	28,861	67,312
Investment securities (including trading account assets at fair value under fair value option)	82,470	212,511
Accrued severance indemnities and pension plans	100,804	169,349
Valuation allowance	(641,619)	(726,774)

Total deferred tax assets	1,529,905	1,436,847

Deferred tax liabilities:
Intangible assets	212,845	164,291
Lease transactions	50,611	51,239
Other	55,055	57,749

Total deferred tax liabilities	318,511	273,279

Net deferred tax assets	¥1,211,394	¥1,163,568

Schedule of Expiration Date of Operating Loss and Tax Credit Carryforwards

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2012	¥80,439	¥—
2013	202,905	—
2014	27,994	—
2015	13,259	—
2016	45,350	—
2017	12,373	—
2018 and thereafter	168,407	3,923
No definite expiration date	24,676	573

Total	¥575,403	¥4,496

Roll-Forward Schedule of Change in Unrecognized Tax Benefits

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥44,764	¥72,857	¥75,479
Gross amount of increases for current year's tax positions	23,960	2,771	406
Gross amount of decreases for current year's tax positions	—	—	(1,482)
Gross amount of increases for prior years' tax positions	15,104	15,208	9,113
Gross amount of decreases for prior years' tax positions	(5,459)	(5,506)	(8,698)
Net amount of changes relating to settlements with tax authorities	447	(6,695)	(4,434)
Decreases due to lapse of applicable statutes of limitations	(14)	(1,281)	(1,479)
Foreign exchange translation	(5,945)	(1,875)	(7,608)

Balance at end of fiscal year	¥72,857	¥75,479	¥61,297

Roll-Forward Schedule of Accrued Interest and Penalties Related to Income Taxes

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥4,047	¥5,842	¥7,273
Total interest and penalties in the consolidated statements of operations	2,588	4,490	585
Total cash settlements and foreign exchange translation	(793)	(3,059)	(825)

Balance at end of fiscal year	¥5,842	¥7,273	¥7,033

Status of Years Under Audit or Open to Examination by Major Tax Jurisdiction

Jurisdiction	Tax years
Japan	2011
United States—Federal	2007 and forward
United States—California	2005 and forward
United States—New York	2001 and forward
United States—New York City	2001 and forward

Income (Loss) before Income Taxes Expense (Benefit) by Jurisdiction

	2009	2010	2011
	(in millions)
Domestic income (loss)	¥(1,776,405)	¥870,192	¥443,304
Foreign income	12,178	411,924	393,934

Total	¥(1,764,227)	¥1,282,116	¥837,238